Financial income and expense	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Financial income and financial expense	Financial income and expenseFinancial income

in CHF thousands, for the six months ended June 30	2022	2021
Interest income on financial assets held at amortized cost	244	17
Net foreign exchange gain	2,591	1,528
Total	2,835	1,545
Financial expense

in CHF thousands, for the six months ended June 30	2022	2021
Negative interest on financial assets held at amortized costs	(462)	(288)
Interest expense on leases	(23)	(27)
Other financial expenses	(5)	(4)
Total	(490)	(319)
Exchange results primarily represent unrealized foreign exchange results on the cash and short-term time deposit balances held in USD, EUR and in GBP, respectively.